COMMITMENTS AND CONTINGENCIES (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended					6 Months Ended	1 Months Ended	6 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2012	Jun. 30, 2013 Israel [Member]	Jun. 30, 2013 United States [Member]	Jun. 30, 2012 Long-term Prepaid Expenses [Member]	Dec. 31, 2010 Prepaid Expenses and Other Current Assets [Member]	Jun. 30, 2012 Prepaid Expenses and Other Current Assets [Member]	Jun. 30, 2013 Maximum [Member]	Jun. 30, 2013 Minimum [Member]
Bank guarantee in favor of lessor for offices				$ 99	$ 40
Aggregate contingent obligation for payments to Office of the Chief Scientist	8,762
Accrued royalties	6
Percentage of sales committed to pay royalties									3.00%	5.00%
Maximum percentage of total income received from product sales that Compugen will owe royalty fees	100.00%
Payment for access right to the Technology			600			400	100	150
Number of years company has access right to Technology			3 years
Additional (maximum cumulative) cash consideration to be paid for right of use of Antibody Technology upon occurance of certain development and commercialization milestones			3,250
Technology access expense	$ 158	$ 109